UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

CHECK APPROPRIATE BOX OR BOXES

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [_]
PRE-EFFECTIVE AMENDMENT NO. __ [_]
POST-EFFECTIVE AMENDMENT NO. 110 [x]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 79 [x]

AMERICAN GROWTH FUND, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1636 Logan Street, Denver, Colorado 80203
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANTS TELEPHONE NUMBER, INCLUDING AREA CODE (303) 626-0600

1636 Logan Street, Denver, CO 80203
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[x]	immediately upon filing pursuant to paragraph (b)
[_]	on June 5, 2020 pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[_]	on ______________, ______ Pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective Date for a previously filed post-effective amendment.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver, and State of Colorado on the day of June 2, 2020.

American Growth Fund, Inc.

By /s/ Timothy E. Taggart
Timothy E. Taggart
President
Principal Executive Officer
Principal Financial Officer
Principal Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Timothy E. Taggart
Timothy E. Taggart
Director
June 2, 2020

/s/ Eddie R. Bush
Eddie R. Bush
Director
June 2, 2020

/s/ Darrell Bush
Darrell Bush
Director
June 2, 2020

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